Defined benefit obligations - Summary of Amount Recognized In Other Comprehensive Income In Respect of Defined Benefit Plans (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
due to changes in demographic assumptions	SFr (11)	SFr 0
due to changes in financial assumptions	426	(1,150)
due to changes in experience adjustments	(31)	156
Return on plan assets excl. interest income	100	52
Expense/(Income) recognized in other comprehensive income	SFr 484	SFr (942)